Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Contingencies
23. CONTINGENCIES
From time to time, the Company may become involved in regulatory proceedings, or become liable for legal, contractual and other claims by various parties, including customers, suppliers, former employees, class action plaintiffs and others. On an ongoing basis, the Company attempts to assess the likelihood of any adverse judgments or outcomes to these proceedings or claims, together with potential ranges of probable costs and losses. A determination of the provision required, if any, for these contingencies is made after analysis of each individual issue. The required provision may change in the future due to new developments in each matter or changes in approach such as a change in settlement strategy in dealing with these matters.
In December 2023, the Company received a notification [the “Notification Letter”] from a customer informing the Company as to the customer’s initial determination that one of the Company’s operating groups bears responsibility for costs totaling $352 million related to two product recalls. The Notification Letter triggered a negotiation period regarding financial allocation of the total costs for the two recalls, which remains ongoing. In the event such negotiations are not concluded successfully, the customer has discretion under its Terms and Conditions to debit Magna up to 50% of the parts and labour costs actually incurred related to the recalls. The Company believes that the product in question met the customer’s specifications, and accordingly, is vigorously contesting the customer’s determination. Magna does not currently anticipate any material liabilities.
In July 2024, a supplier filed a claim against the Company for alleged damages arising from de-sourcing
of its component on one OEM customer’s applications, as well as volume shortfalls on another OEM customer’s applications containing the component. The supplier also filed multiple patent infringement claims related to the de-sourced
component. On December 26, 2024, the Company and the supplier agreed to a global settlement of these claims, providing for: 1) the withdrawal of the current court proceedings and claims in exchange for payment by the Company of €50 million in 2024, and €25 million for each of 2025 and 2026; 2) royalty payments by the Company for its current and future use of the supplier’s patents; and 3) other covenants intended to prevent litigation and resolve any future disputes between the parties.